Digital Currency and Risk Management - Schedule of digital currency and risk management (Details)	12 Months Ended
Mar. 31, 2023 USD ($)
Bitcoin [Member]
Digital Currency And Risk Management [Line Items]
Impact of 10% variance in price	$ 3,288,609
Ethereum Classic [Member]
Digital Currency And Risk Management [Line Items]
Impact of 10% variance in price	$ 5,864